Results for the year - Deferred share activity (Details) EquityInstruments in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2017 USD ($)	Dec. 31, 2017 DKK (kr) EquityInstruments	Dec. 31, 2017 USD ($) EquityInstruments	Dec. 31, 2016 USD ($) EquityInstruments	Dec. 31, 2015 USD ($) EquityInstruments	Dec. 31, 2014 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Research and development costs | $			$ 4,852,000	$ 7,984,000	$ 6,000,000
General and administrative costs | $			2,230,000	6,304,000	7,541,000
Total | $	$ 11,700,000		$ 7,082,000	$ 14,288,000	$ 13,541,000
Deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning		3,517	3,517	4,814	5,686
Granted		900	900	125	550
Vested and issued				(1,422)	(1,422)
Forfeited		(2,842)	(2,842)
Effect of the Amendment and the Deferred Share Adjustment		(875)	(875)
Outstanding at end		700	700	3,517	4,814	5,686
Vested and unissued		234	234
Exercise price		kr 0.01	$ 0.0016
Key Management Personnel | Deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning		3,217	3,217	4,264	5,686
Granted		450	450	125
Vested and issued				(1,422)	(1,422)
Transfer				250
Forfeited		(2,842)	(2,842)
Effect of the Amendment and the Deferred Share Adjustment		(419)	(419)
Outstanding at end		406	406	3,217	4,264	5,686
Vested and unissued		127	127
Employees and consultants | Deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning		300	300	550
Granted		450	450		550
Transfer				(250)
Effect of the Amendment and the Deferred Share Adjustment		(456)	(456)
Outstanding at end		294	294	300	550
Vested and unissued		107	107
Chief Financial Officer | Deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term						4 years